Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

As noted in Note 1, on April 23, 2021, GigCapital2 executed the UpHealth BCA Amendment No. 3 for the purpose of extending the Outside Date, as such term is used in the UpHealth BCA Amendment No. 3, to June 10, 2021.

In addition, on that same date, as also noted in Note 1, GigCapital2 also executed the Cloudbreak BCA Amendment for the purpose of extending the Outside Date, as such term is used in the Cloudbreak BCA Amendment, to June 10, 2021.

10. SUBSEQUENT EVENTS

PIPE Subscription Agreement

On January 20, 2021, GigCapital2 entered into subscription agreements (the “PIPE Subscription Agreements”), each dated January 20, 2021, with certain institutional investors (the “PIPE Investors”), including Oppenheimer & Co. Inc., the placement agent for the private placements under the PIPE Subscription Agreements, pursuant to which, among other things, GigCapital2 agreed to issue and sell, in private placements to close immediately prior to the closing of the Business Combinations, an aggregate of 3,000,000 shares (the “PIPE Shares”) of GigCapital2’s common stock (the “Common Stock”) to the PIPE Investors at $10.00 per share.

The obligations to consummate the subscriptions are conditioned upon, among other things, all conditions precedent to the closing of the transactions contemplated by the Note Subscription Agreements (as defined below) having been satisfied or waived, and the closing of the transaction contemplated by the PIPE Subscription Agreements occurring concurrently with the closing of the transactions contemplated by the Note Subscription Agreements.

Pursuant to the PIPE Subscription Agreements, GigCapital2 agreed that, prior to the closing of the Business Combinations, GigCapital2 will file with the Securities and Exchange Commission (“SEC”) (at GigCapital2’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “Resale Registration Statement”), and GigCapital2 will use its commercially reasonable efforts to have the Resale Registration Statement declared effective upon the closing of the Business Combinations, but no later than 60 calendar days (or 90 calendar days if the SEC notifies GigCapital2 that it will not review the Resale Registration Statement) after the closing of the Business Combinations, subject to customary conditions and covenants.

On February 16, 2021, the Company filed a registration statement on Form S-1 with the SEC. This registration statement registers the resale of the PIPE Shares, par value $0.0001 per share of the Common Stock of the Company, by the selling stockholders named in the prospectus (or their permitted transferees) who are to be issued the PIPE Shares in a private placement immediately prior to the closing of the Business Combination.

The PIPE Shares were not issued and outstanding at the time of the Special Meeting of GigCapital2’s stockholders held to approve the Business Combinations that was held on March 10, 2021. Further, the holders of the PIPE Shares will not receive any proceeds from the Trust Account established in connection with GigCapital2’s initial public offering in the event GigCapital2 does not consummate an initial Business Combination by the June 10, 2021 deadline in its current Amended and Restated Certificate of Incorporation. In the event the Business Combination are not approved by GigCapital2 stockholders or the other conditions precedent to the consummation of the Business Combination are not met, then the PIPE Shares will not be issued and GigCapital2 will seek to withdraw the registration statement prior to its effectiveness.

Notes Subscription Agreements and Indenture

On January 20, 2021, GigCapital2 also entered into convertible note subscription agreements (the “Note Subscription Agreements”), each dated January 20, 2021, with certain institutional investors (the “Note Investors”), pursuant to which GigCapital2 agreed to issue and sell, in a private placement to close immediately prior to the closing of the Business Combinations, $255,000,000 aggregate principal amount of unsecured convertible notes (the “Notes”).

The Notes are to be issued under an indenture to be entered into in connection with the closing of the Business Combinations, between UpHealth, Inc. (formerly GigCapital2) (“New UpHealth”) and Wilmington Trust, National Association, a national banking association, in its capacity as trustee thereunder (the “Indenture”).

The Notes will bear interest at a rate of 6.25% per annum, payable semi-annually, and be convertible into shares of Common Stock at a conversion price of $11.50 per share of Common Stock in accordance with the terms of the Indenture, and will mature five years after their issuance.

New UpHealth may, at its election, force conversion of the Notes after the first anniversary of the issuance of the Notes, subject to a holder’s prior right to convert, if the last reported sale price of the Common Stock exceeds 130% of the conversion price for at least 20 trading days during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter, and the 30-day average daily trading volume of the Common Stock ending on, and including, the last trading day of the applicable exercise period is greater than or equal to $2,000,000. Following certain corporate events that occur prior to the maturity date or if New UpHealth forces a mandatory conversion, New UpHealth will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or has its notes mandatorily converted, as the case may be. In addition, in the event that a holder of the Notes elects to convert its Notes prior to the second anniversary of the issuance of the Notes, New UpHealth will be obligated to pay an amount equal to twelve months of interest, or if on or after such second anniversary of the issuance of the Notes, any remaining amounts that would be owed to, but excluding, the third anniversary of the issuance of the Notes (the “Interest Make-Whole Payment”). The Interest Make-Whole Payment will be payable in cash or shares of the Common Stock as set forth in the Indenture.

New UpHealth will be obligated to register the shares issuable upon conversion of the Notes. GigCapital2 agreed that, within 45 days after the consummation of the Business Combinations (the “Convertible Note Resale Registration Filing Deadline”), New UpHealth will file with the SEC a registration statement (the “Convertible Note Resale Registration Statement”) registering the resale of the shares of Common Stock issuable upon conversion of the Notes (the “Convertible Note Registrable Securities”), and New UpHealth will use its commercially reasonable efforts to have the Convertible Note Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the 60th calendar day (or 90th calendar day if the SEC notifies New UpHealth that it will “review” the Convertible Note Resale Registration Statement) following the Convertible Note Resale Registration Filing Deadline.

The obligations of the Note Investors to consummate the subscriptions provided for in the Note Subscription Agreements are conditioned upon, among other things, New UpHealth (i) having received cash and cash equivalents from the issuance and sale of the Notes of an aggregate amount not less than $150,000,000 and from the issuance and sale of the Common Stock of an aggregate amount not less than $30,000,000 and (ii) having at least $50,000,000 in the trust account after giving effect to any redemptions, and all conditions precedent to the closing of the transactions contemplated by the PIPE Subscription Agreements having been satisfied or waived, and the closing under the Note Subscription Agreements occurring concurrently with the investment by the PIPE Investors.

Common Stock Subject to Possible Redemption

In connection with the Second Extension, as described in Note 1, to amend the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a business combination transaction from March 10, 2021 to June 10, 2021, stockholders elected to redeem 1,852,804 shares of the Company’s Common Stock, which represents approximately 10.7% of the shares that were part of the Units that were sold in the Company’s initial public offering. As such in March 2021, the Company paid $18,715,459 to redeem the 1,852,804 shares of Common Stock.

Amendments to the UpHealth BCA

On January 29, 2021, the Company executed a First Amendment to the UpHealth BCA with the parties to the UpHealth BCA, solely to amend Schedule 7.06(C) of the UpHealth BCA (the “UpHealth BCA Amendment No. 1”) for the purpose of revising the formula used to calculate the Thrasys Incentive Amount as such term is used in the UpHealth BCA Amendment No. 1. The terms of the Cloudbreak BCA were not modified in connection with the UpHealth BCA Amendment No. 1.

On March 23, 2021, the Company executed a Second Amendment to the UpHealth BCA with the parties to the UpHealth BCA, solely to amend Schedule 7.06(C) of the UpHealth BCA (the “UpHealth BCA Amendment No. 2”) for the purpose of further revising the formula used to calculate the Thrasys Incentive Amount as such term is used in the UpHealth BCA Amendment No. 2. The foregoing description of the UpHealth BCA Amendment No. 2 is not complete and is subject to, and qualified in its entirety by reference to, the terms and conditions of such agreement. The terms of the Cloudbreak BCA were not modified in connection with the UpHealth BCA Amendment No. 2.